SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS

7. SUBSEQUENT EVENTS

The Company has evaluated subsequent events occurring after the balance sheet date through the date of the issuance of this report and has determined that there are no material subsequent events requiring disclosure in these financial statements.

12. SUBSEQUENT EVENTS

The Company has evaluated subsequent events occurring after the balance sheet date which include the following:

To date, in 2013, the Company received approximately $450,000 as proceeds from the sale of 4,154,436 shares of Common Stock per the terms of the Purchase Agreement with Lincoln Park Capital at an average price of approximately $0.108 per share of Common Stock. Per the terms of the Purchase Agreement the Company also issued an additional 86,535 shares of Common Stock as additional Commitment Fee shares.

In February 2013, we issued 4,699,000 and 5,041,000 shares of common stock in satisfaction of the February 2011 Convertible Promissory Notes and February 2012 Convertible Promissory Notes, respectively. Both convertible promissory notes matured in February 2013 and had automatic conversion provisions pursuant to the terms of the notes.

During Q1 2013 the Company requested and a majority of Common shareholders approved an increase to our authorized Common Stock raising the authorized shares from 500,000,000 to 800,000,000.

As of March 31, 2013 the Company issued 39,851 shares of its Series A Convertible Preferred Stock and 1,801.83 shares of its Series B Convertible Stock. The dividend shares are not included in the above financial statements.

As an approved participant of the Technology Business Tax Certificate Transfer Program sponsored by the New Jersey Economic Development Authority, in January 2013 we received $391,756 from the sale of our prior unused net operating loss carryovers.

On February 8, 2013, our Chief Financial Officer, Thomas Bocchino, resigned from his position with the Company due to personal reasons. The resignation was not a result of any disagreements relating to the Company's operations, policies or practices. Mr. Bocchino agreed to continue to assist the Company on part-time basis. On the same day, the Board of Directors of the Company appointed Ronald Berger as the interim Chief Financial Officer until a new Chief Financial Officer is appointed.